ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2023 $ / T	Dec. 31, 2022	Dec. 31, 2022 $ / T	Dec. 31, 2022 $ / T	Dec. 31, 2021 COP ($)
Disclosure of fair value measurement of assets [line items]
Price of natural rubber				0.35	1,660
Price of African palm per ton				0.25	1,199.5
Forecast [Member]
Disclosure of fair value measurement of assets [line items]
Price of natural rubber | $ / T		1,199.5
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 55,027
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	1,602,297
Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets			0.0849			0.0870
Service concession arrangements [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 3,507,231					$ 3,228,480
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections			1.00%			1.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections			3.00%			3.00%